ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 270	$ 309
Accounts payable	127	152
Interest payable on borrowings	106	105
LP unitholders' distributions, preferred limited partnership unit distributions and preferred dividends payable	46	33
Current portion of lease liabilities	33	21
Other	43	67
Total accounts payable and accrued liabilities	$ 625	$ 687